Loss Before Income Tax	6 Months Ended
Dec. 31, 2025
Loss Before Income Tax [Abstract]
Loss before income tax
19.	Loss before income tax

Loss before income tax from operations has been determined after inclusion of the following charges. The expenses by nature of the Company are also disclosed in the charges below:

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Cost of sales
Cost of materials	7,347,238	6,803,109	1,677,295
Employee benefits expense
- Salaries and related costs	2,231,026	2,252,973	555,467
- Defined contribution plan	188,250	206,060	50,804

Selling and distribution expenses
Freight outwards	173,926	136,856	33,742
Short-term lease expenses - Rental of warehouse (Note 13)	26,046	26,831	6,615

General and administrative expenses
Employee benefits expense
- Salaries and related costs	843,405	1,007,071	248,292
- Defined contribution plan	98,828	109,540	27,007
- Staff welfare	40,655	58,068	14,317
- Directors’ remuneration	127,464	237,344	58,517
Legal and professional fees	70,707	1,741,177	429,284
Short-term lease expenses - Rental of office (Note 13)	9,000	-	-